Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 270.1	$ 236.7	$ (79.7)
Currency translation adjustment
Unrealized net change arising during the period	(4.0)	(26.6)	39.1
Derivatives
Net derivatives gain (loss) on hedge transactions	9.7	(6.4)	14.3
Reclassification to net income (loss) of net realized loss gain	(4.1)	(11.7)	(7.2)
Income taxes on derivative transactions	(4.7)	0.0	0.0
Total	10.3	(18.1)	7.1
Postretirement benefit plans- Actuarial loss
Amortization of net actuarial loss	87.2	76.5	71.6
Net loss arising during the period	(180.5)	(141.4)	(42.7)
Postretirement benefit plans- Prior Service Cost
Amortization to net income (loss) of net prior service cost (credits)	(2.6)	(2.6)	(1.6)
Income taxes on postretirement benefit plans	(20.4)	0.0	0.0
Total	(75.5)	(67.5)	27.3
Other comprehensive income (loss), net of tax	(69.2)	(112.2)	73.5
Comprehensive income (loss)	200.9	124.5	(6.2)
Less: Comprehensive income attributable to noncontrolling interests	11.2	8.1	19.8
Comprehensive income (loss) attributable to ATI	$ 189.7	$ 116.4	$ (26.0)